PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 153,019
Right-of-use assets	4,200	$ 4,200
Additions, net of disposals and assets reclassified as held for sale	6,708
Foreign currency translation	6,275
Depreciation expenses	(3,714)
Balance, end of period	155,640
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	315
Right-of-use assets	66	80
Additions, net of disposals and assets reclassified as held for sale	17
Foreign currency translation	(3)
Depreciation expenses	(18)
Balance, end of period	295
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	13,387
Right-of-use assets	8,000	$ 8,100
Additions, net of disposals and assets reclassified as held for sale	1,353
Foreign currency translation	773
Depreciation expenses	(723)
Balance, end of period	$ 10,899